---------------------
 SEMI-ANNUAL
---------------------
 REPORT
---------------------

California Tax-Free
Money Market Trust

Money Market Trust

SEPTEMBER 30, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  California Tax-Free Money Market Trust                                       3

  Money Market Trust                                                           4

PORTFOLIOS OF INVESTMENTS

  California Tax-Free Money Market Trust                                       5

  Money Market Trust                                                          12

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         15

  Statement of Operations                                                     16

  Statements of Changes in Net Assets                                         17

  Financial Highlights                                                        20

  Notes to Financial Statements                                               22

LIST OF ABBREVIATIONS                                                         26
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                               STAGECOACH CALIFORNIA TAX-FREE MONEY MARKET TRUST

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE FUND'S SEVEN-DAY YIELD AS OF SEPTEMBER 30, 1997?

The seven-day yield for the Fund was 3.72%. Past performance is not predictive of future results.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

Short-term interest rates, such as the federal funds target rate set by the Federal Reserve, have a direct impact on money market yields. The increase on yields during the reporting period following the Fed's actions was small, however, and subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures. Apparently in response to this economic data, the Fed did not raise interest rates again during the period. Within the money market sector, yield spreads were small, allowing the Fund to increase credit quality without sacrificing too much in yield.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Currently, it appears that, at least through November, the Fed will not raise the target rate. However, there remains the possibility of another small increase later this year or early in 1998.

ARE THERE ANY ISSUES BEFORE THE ELECTORATE THIS NOVEMBER OF CONCERN TO MUNICIPAL BOND INVESTORS?

Elections always bear watching, particularly where the ability of state and local governments to raise revenue is concerned. While there have been many highly charged issues decided in the public arena during the last several years, there don't appear to be any major initiatives or ballot measures before the electorate in the November elections this year which could have a significant impact on the Fund.

                                                           ---------------------

STAGECOACH MONEY MARKET TRUST

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE FUND'S SEVEN-DAY YIELD AS OF SEPTEMBER 30, 1997?

The seven-day yield for the Fund was 5.66%. Past performance is not predictive of future results.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

Short-term interest rates, such as the federal funds target rate set by the Federal Reserve, have a direct impact on money market yields. The increase on yields during the reporting period following the Fed's actions was small, however, and subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures. Apparently in response to this economic data, the Fed did not raise interest rates again during the period. Within the money market sector, yield spreads were small, allowing the Fund to increase credit quality without sacrificing too much in yield.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Currently, it appears that, at least through November, the Fed will not raise the target rate. However, there remains the possibility of another small increase later this year or early in 1998.

---------------------
4

                              CALIFORNIA TAX-FREE MONEY MARKET TRUST (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM MUNICIPAL SECURITIES - 99.79%
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 97.63%
$ 5,000,000  Alameda CA School Finance Authority Revenue
               Series A                                           3.90 %        07/01/18   $    5,000,000
 12,000,000  Alameda CA School Finance Authority Revenue
               Series B                                           3.90          07/01/16       12,000,000
  6,200,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corp V/R AMT Series A LOC - Union Bank of
               Switzerland                                        4.00          12/01/28        6,200,000
    500,000  California HFFA V/R FSA Insured                      3.60          07/01/22          500,000
  1,000,000  California State CDA Revenue Series A                4.00          05/15/25        1,000,000
  3,100,000  California State Development Authority Revenue
               Series A                                           3.85          10/01/26        3,100,000
 12,500,000  California State GO CP                               3.45          10/07/97       12,500,000
  2,000,000  California State Health Facility Finance
               Authority Revenue Series D                         3.90          07/01/18        2,000,000
    700,000  California State HFFA Catholic West Hospital
               Series B V/R MBIA Insured                          3.90          07/01/05          700,000
  2,000,000  California State HFFA Childrens Hospital V/R
               MBIA Insured                                       3.85          11/01/21        2,000,000
 12,700,000  California State HFFA Kaiser Permanente V/R          3.85          05/01/28       12,700,000
  2,000,000  California State HFFA Memorial Health Services
               V/R                                                3.85          10/01/24        2,000,000
  2,700,000  California State HFFA Revenue Catholic
               Healthcare West V/R Series B MBIA Insured          3.90          07/01/16        2,700,000
  6,700,000  California State HFFA Revenue Scripps Hospital       4.05          10/01/21        6,700,000
  3,700,000  California State HFFA Revenue Scripps Memorial
               Hospital Series B                                  3.95          12/01/15        3,700,000
  1,200,000  California State HFFA Santa Barbara Cottage V/R
               LOC - Credit Suisse                                3.85          09/01/15        1,200,000
  2,000,000  California State HFFA St Joseph Health Center
               Series A V/R                                       3.60          07/01/13        2,000,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
$ 5,200,000  California State HFFA Sutter Hospital V/R LOC -
               Morgan Guaranty Trust                              3.65 %        03/01/20   $    5,200,000
  6,100,000  California State Housing Finance Authority
               Solid Waste Disposal                               4.10          08/01/26        6,100,000
  8,100,000  California State PCFA Pacific Gas & Electric
               V/R Series A                                       4.10          12/01/16        8,100,000
  4,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project V/R Series A
               LOC - Swiss Bank                                   4.00          12/01/16        4,000,000
  5,200,000  California State PCFA Solid Waste Disposal
               Revenue Shell Oil Co Martinez Project Series
               A V/R AMT                                          3.90          10/01/24        5,200,000
    600,000  California State PCFA Southern California
               Edison V/R Series A                                3.85          02/28/08          600,000
  3,700,000  California State PCFA Southern California
               Edison V/R Series D                                3.85          02/28/08        3,700,000
    400,000  California State PCR Atlantic Richfield Co
               Project A                                          4.05          12/01/24          400,000
 10,900,000  California State PCR Pacific Gas & Electric          3.75          11/01/26       10,900,000
  7,400,000  California State PCR Sierra Pacific Industries       3.95          02/01/13        7,400,000
  2,000,000  California State Pollution Control Finance
               Authority FHA Insured                              4.00          10/01/31        2,000,000
 10,000,000  California State RAN                                 4.50          06/30/98       10,048,386
 19,000,000  California State School Cash Reserve Projects
               Authority Series A                                 4.75          07/02/98       19,129,033
  7,100,000  California Statewide CDA Apartment Development
               Revenue Series A-6 V/R FNMA Collateralized         4.00          05/15/25        7,100,000
  1,200,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-4 FNMA Collateralized         4.00          05/15/05        1,200,000
    300,000  California Statewide CDA COP                         3.65          06/01/26          300,000
  5,100,000  California State PCR MBIA Insured                    4.05          06/01/10        5,100,000
  2,000,000  Chula Vista CA Charter City Revenue Home Depot
               Inc Project                                        3.65          12/01/10        2,000,000

------------------------
6

                              CALIFORNIA TAX-FREE MONEY MARKET TRUST (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
$ 1,000,000  Chula Vista CA IDR San Diego Gas & Electric V/R      4.15 %        12/01/27   $    1,000,000
 18,925,000  Contra Costa County CA MFHR Park Regency
               Apartment V/R LOC - Bank of America                4.25          08/01/32       18,925,000
    700,000  Foothill / Eastern CA Transportation Corridor
               Toll Road Development Series D V/R LOC -
               Industrial Bank of Japan Ltd                       4.00          01/02/35          700,000
  5,000,000  Golden Empire School Finance Authority High
               School District Project S                          4.00          08/01/26        5,000,000
  1,000,000  Hayward CA MFHR V/R FGIC Insured                     3.85          08/01/14        1,000,000
  2,000,000  Huntington Beach CA Rivermeadow Series B             3.65          12/01/05        2,000,000
    195,000  Irvine CA IDA Improvement Bond V/R LOC -
               National Westminster Bank Plc                      3.65          09/02/15          195,000
  1,200,000  Irvine Ranch CA Water District V/R LOC - Bank
               of America                                         3.65          04/01/33        1,200,000
  1,800,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.65          10/01/10        1,800,000
  1,935,000  Lemoore CA COP Golf Course Project                   4.10          11/01/20        1,935,000
  1,400,000  Los Angeles CA MFHR Series B V/R AMT LOC -
               Federal Home Loan Bank of San Francisco            3.80          12/01/26        1,400,000
  1,900,000  Los Angeles CA MFHR V/R AMT LOC - Federal Home
               Loan Bank of San Francisco                         3.80          08/01/26        1,900,000
  5,000,000  Los Angeles CA Multifamily Housing Authority
               Revenue                                            4.20          12/01/15        5,000,000
  8,800,000  Los Angeles CA Pension Obligation V/R Series C
               AMBAC Insured                                      3.95          06/30/07        8,800,000
  4,900,000  Los Angeles County CA Pension Obligation V/R
               Series A AMBAC Insured                             3.95          06/30/07        4,900,000
 38,630,000  Los Angeles County CA TRAN                           4.50          06/30/98       38,821,123
 10,850,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue V/R FGIC Insured                 3.95          07/01/12       10,850,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
$ 2,700,000  Los Angeles County CA Waterworks Revenue CP          3.65 %        12/18/97   $    2,700,000
  1,600,000  Metropolitan Water District Southern CA Water
               Works Revenue                                      3.70          01/09/98        1,600,000
  9,000,000  Metropolitan Water District Southern CA Water
               Works Revenue MBIA Insured                         3.50          11/12/97        9,000,000
    600,000  Monterey CA Peninsula Water Management District
               Wastewater Reclamation Project V/R LOC -
               Sumitomo Bank Ltd                                  3.80          07/01/22          600,000
  3,000,000  Northern California State Public Power Revenue
               Geothermal Project 3A AMBAC Insured                3.95          07/01/05        3,000,000
  4,100,000  Oakland CA Childrens Hospital Medical Center
               Revenue                                            4.00          07/01/99        4,100,000
  1,800,000  Orange County CA Apartment Development Revenue
               Series U                                           3.70          11/01/09        1,800,000
  1,000,000  Orange County CA HFA Bear Brand Apartments
               Project Series Z LOC - Fuji Bank Ltd               3.95          11/01/07        1,000,000
 12,400,000  Orange County CA Sanitation District Multiple
               Credit Enhancements                                3.85          08/01/13       12,400,000
  3,000,000  Redlands CA Housing Parkview Terrace Series A        3.90          02/01/16        3,000,000
  1,000,000  Riverside CA GO CP                                   3.75          10/06/97        1,000,000
  1,000,000  Riverside County CA COP Series A                     3.70          12/01/15        1,000,000
  1,000,000  Riverside County CA Industrial Development
               Project A                                          4.15          03/01/17        1,000,000
  1,000,000  Sacramento County CA TRAN                            4.50          09/30/98        1,006,050
  2,000,000  Salinas CA MFHR Mariner Village                      3.65          04/01/05        2,000,000
  2,500,000  San Bernardino County CA COP Housing Authority
               Revenue                                            4.00          07/01/15        2,500,000
  2,800,000  San Bernardino County CA Transportation
               Authority Revenue                                  4.00          03/01/27        2,800,000
  8,300,000  San Diego CA Housing Authority Revenue LOC -
               Citibank                                           3.90          12/01/08        8,300,000

------------------------
8

                              CALIFORNIA TAX-FREE MONEY MARKET TRUST (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
$ 3,600,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              4.00 %        04/01/07   $    3,600,000
  1,500,000  San Diego CA Regional Building Authority Lease
               Revenue Series A                                   7.75          11/01/19        1,534,800
  2,000,000  San Francisco CA Airport Revenue CP                  3.70          02/27/98        2,000,000
  1,900,000  San Francisco CA City & County Finance
               Authority Revenue                                  3.90          09/01/06        1,900,000
  5,100,000  San Francisco CA MFHR Bayside Village
               Apartments V/R LOC - Industrial Bank of Japan
               Ltd                                                3.90          12/01/05        5,100,000
 11,100,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.90          12/01/17       11,100,000
  4,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.90          12/01/17        4,000,000
  3,400,000  San Jose - Santa Clara CA Water Financing
               Authority Sewer Revenue Series B V/R FGIC
               Insured                                            3.95          11/15/20        3,400,000
  8,600,000  San Jose CA Redevelopment Agency Project A           3.85          07/01/26        8,600,000
  7,800,000  San Jose Redevelopment Agency Project B              3.60          07/01/26        7,800,000
  5,200,000  San Juan Project Revenue Series A                    3.90          07/02/22        5,200,000
  1,000,000  San Juan Project Revenue Series B                    4.00          07/01/18        1,000,000
  2,000,000  Santa Ana CA Industrial Development Authority        3.80          11/01/18        2,000,000
  4,800,000  Santa Clara CA Electric Revenue V/R Series 85B
               LOC - National Westminster Bank Plc                4.00          07/01/10        4,800,000
  2,000,000  Santa Clara County CA Finance Authority Lease
               Revenue Project B                                  3.85          11/15/25        2,000,000
  7,700,000  Santa Clara County CA Hospital District
               Facility Revenue Series A                          3.40          08/01/15        7,700,000
  9,800,000  Santa Clara County CA Hospital District
               Facility Revenue Series B                          3.40          08/01/15        9,800,000
  5,600,000  Simi Valley CA Public Finance Lease Revenue          3.90          09/01/15        5,600,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
$ 8,400,000  Southeast CA Revenue Recovery Facility Series A      4.20 %        12/01/18   $    8,400,000
  3,800,000  Southeast Resource Recovery Facility Lease
               Revenue Series B                                   4.25          12/01/18        3,800,000
  1,000,000  Southern California Public Power Authority
               Revenue Palos Verde Project AMBAC Insured          3.95          07/01/17        1,000,000
  3,670,000  Southern California State Public Power
               Authority Palos Verde Project Series B AMBAC
               Insured                                            3.95          07/01/09        3,670,000
  4,000,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   3.95          07/01/19        4,000,000
  4,500,000  Southern California Waterworks Revenue Series A
               AMBAC Insured                                      3.85          06/01/23        4,500,000
  2,000,000  Turlock CA COP Irrigation Project V/R Series A       3.85          01/01/26        2,000,000
  9,200,000  Vallejo CA MFHR Revenue                              4.00          01/01/08        9,200,000
 11,000,000  West Basin CA Municipal Water District Revenue
               Project B                                          3.85          08/01/27       11,000,000
                                                                                           --------------
                                                                                           $  473,414,392

             SHORT-TERM PUERTO RICO MUNICIPAL SECURITIES - 2.16%
$ 3,000,000  Puerto Rico Commonwealth Highway &
               Transportation Authority Revenue Series X          3.70 %        07/01/99   $    3,000,000
  7,498,000  Puerto Rico GO CP                                    3.55          10/15/97        7,498,000
                                                                                           --------------
                                                                                           $   10,498,000
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  483,912,392
             (Cost $483,912,392)

------------------------
10

                              CALIFORNIA TAX-FREE MONEY MARKET TRUST (UNAUDITED)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $483,912,392)* (Note 1)                            99.79%               $  483,912,392
              Other Assets and Liabilities, Net                         0.21                     1,019,165
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  484,931,557
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

MONEY MARKET TRUST (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 9.85%
$15,000,000  Bank of New York Co                                  5.85 %        08/20/98   $  14,991,391
 10,000,000  Commercial Bank of Detroit                           6.18          05/27/98       9,997,600
 10,000,000  Huntington National Bank                             6.05          01/06/98      10,000,000
 10,000,000  Huntington National Bank                             5.88          08/10/98       9,992,971
 25,000,000  Northern Trust Co                                    5.50          11/21/97      25,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  69,981,962

             COMMERCIAL PAPER - 50.37%
$30,000,000  Asset Securitization Cooperative Corp++
               (Acquired 09/18/97, cost $29,876,025)              5.51 %(F)     10/28/97   $  29,876,025
 30,000,000  Bankers Trust                                        5.48 (F)      12/05/97      29,703,167
 25,000,000  Campbell Soup Co                                     5.50 (F)      12/05/97      24,751,736
 25,000,000  Commercial Bank of Detroit                           6.00 (F)      03/27/98      24,986,742
 25,000,000  Eiger Capital Corp++
               (Acquired 09/03/97, cost $24,996,160)              5.53 (F)      10/02/97      24,996,160
 30,000,000  Ford Motor Credit Corp                               5.50 (F)      10/02/97      29,995,417
 30,000,000  General Electric Capital Corp                        5.54 (F)      01/20/98      29,487,550
 30,000,000  Goldman Sachs & Co                                   5.54 (F)      10/06/97      29,976,917
 25,000,000  Greenwich Asset Funding Inc++
               (Acquired 07/10/97, cost $24,992,319)              5.53 (F)      10/03/97      24,992,319
 20,000,000  Household Finance Corp                               5.53 (F)      01/22/98      19,652,839
 30,000,000  Merrill Lynch & Co                                   5.55 (F)      10/06/97      29,976,875
 15,000,000  New Center Asset Trust                               5.51 (F)      10/08/97      14,983,929
 20,000,000  Procter & Gamble Co                                  5.52 (F)      03/20/98      19,478,666
 25,000,000  Receivables Capital Corp++
               (Acquired 09/15/97, cost $25,000,000)              5.56 (F)      10/01/97      25,000,000
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $ 357,858,342

             SHORT-TERM FEDERAL AGENCIES - .49%
$ 3,500,000  Federal Farm Credit Bank                             5.90 %        06/02/98   $   3,503,217

------------------------
12

                                                  MONEY MARKET TRUST (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE NOTES - 9.85%
$20,000,000  Beta Finance Inc#
               (Acquired 01/14/97, cost $20,000,000)              5.80 %        01/15/98      20,000,000
 30,000,000  FCC National Bank                                    5.62          02/20/98      29,985,495
 15,000,000  Morgan Stanley Group Inc                             5.96          06/22/98      14,994,956
  5,000,000  Sigma Finance Inc#
               (Acquired 09/17/97, cost $4,998,165)               5.80          01/14/98       4,998,165
                                                                                           --------------
             TOTAL CORPORATE NOTES                                                         $  69,978,616

             VARIABLE AND FLOATING RATE BONDS - 8.44%
$30,000,000  Bank of America N.A.                                 5.65 %        04/16/98   $  29,985,480
 10,000,000  CIT Group Holdings Inc                               5.67          05/22/98       9,993,241
 20,000,000  First Bank of North Dakota                           5.57          12/17/97      19,985,912
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  59,964,633

             REPURCHASE AGREEMENTS - 20.86%
$110,888,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15 %        10/01/97   $ 110,888,000
 37,360,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97      37,360,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $ 148,248,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $709,534,770)* (Note 1)                            99.86%               $  709,534,770
              Other Assets and Liabilities, Net                         0.14                     1,012,042
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  710,546,812
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  # REPRESENTS A SECURITY SOLD UNDER RULE 144A WHICH IS EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

------------------------
14

            STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                               CALIFORNIA
                                                 TAX-FREE            MONEY
                                                    MONEY           MARKET
                                             MARKET TRUST            TRUST
--------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)
    (includes repurchase agreements of
    $148,248,000
    for the Money Market Trust)              $483,912,392     $709,534,770
  Cash                                             34,663            1,166
Receivables:
  Interest                                      2,297,524        4,359,074
Organizational expenses, net of
  amortization                                     21,014                0
Prepaid expenses                                      652                0
TOTAL ASSETS                                  486,266,245      713,895,010

LIABILITIES
Payables:
  Distribution to shareholders                  1,240,610        3,134,719
  Due to sponsor and distributor (Note
    2)                                             12,184           11,515
  Due to WFB (Note 2)                              60,594           54,398
  Other                                            21,300          147,566
TOTAL LIABILITIES                               1,334,688        3,348,198
TOTAL NET ASSETS                             $484,931,557     $710,546,812
NET ASSETS CONSIST OF:
  Paid-in capital                            $484,937,472     $710,461,800
  Undistributed net realized gain (loss)
    on investments                                 (5,915)          85,012
TOTAL NET ASSETS                             $484,931,557     $710,546,812

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE
 PER SHARE
Net Assets                                   $484,931,557     $710,546,812
Shares outstanding                            484,937,472      710,538,534
Net asset value and offering price per
  share                                      $       1.00     $       1.00
INVESTMENT AT COST                           $483,912,392     $709,534,770
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED)

                                             CALIFORNIA
                                               TAX-FREE
                                                  MONEY
                                                 MARKET
                                                  TRUST
                                             ----------           MONEY
                                                                 MARKET
                                               FROM MAY           TRUST
                                                5, 1997     -----------
                                             (COMMENCEMENT
                                                     OF     FOR THE SIX
                                             OPERATIONS)         MONTHS
                                             TO                   ENDED
                                              SEPT. 30,       SEPT. 30,
                                                   1997            1997
-----------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $2,333,493     $21,147,530
TOTAL INVESTMENT INCOME                       2,333,493      21,147,530

EXPENSES (NOTE 2)
  Advisory fees                                 332,679         940,333
  Administration fees                            40,112         225,606
  Custody fees                                   11,165          62,814
  Shareholder servicing fees                    133,706         752,267
  Portfolio accounting fees                      36,155         103,637
  Transfer agency fees                           13,371          75,226
  Amortization of organization expenses           1,868          36,908
  Legal and audit fees                            9,860          18,464
  Registration fees                               8,164          35,616
  Directors' fees                                 2,041           2,415
  Shareholder reports                             4,072          18,233
  Other                                           1,449          11,734
TOTAL EXPENSES                                  594,642       2,283,253
Less:
  Waived fees and reimbursed expenses          (461,094)     (1,531,159)
Net Expenses                                    133,548         752,094
NET INVESTMENT INCOME                         2,199,945      20,395,436

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                  (5,915)         67,464
NET GAIN (LOSS) ON INVESTMENTS                   (5,915)         67,464
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $2,194,030     $20,462,900
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
16

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                 CALIFORNIA
                                             TAX-FREE MONEY
                                               MARKET TRUST
                                             --------------
                                                (UNAUDITED)
                                                FROM MAY 5,
                                                       1997
                                              (COMMENCEMENT
                                             OF OPERATIONS)
                                                         TO
                                             SEPT. 30, 1997
-----------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:
  Net investment income                      $    2,199,945
  Net realized gain (loss) on sale of
    investments                                      (5,915)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   2,194,030

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (2,199,945)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                   1,017,524,410
  Reinvestment of dividends                         203,306
  Cost of shares redeemed                      (532,790,244)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                    484,937,472
INCREASE (DECREASE) IN NET ASSETS               484,931,557

NET ASSETS:
  Beginning net assets                                    0
  ENDING NET ASSETS                          $  484,931,557

SHARES ISSUED AND REDEEMED:
  Shares sold                                 1,017,524,410
  Shares issued in reinvestment of
    dividends                                       203,306
  Shares redeemed                              (532,790,244)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING                                     484,937,472
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                MONEY MARKET TRUST
                                             -----------------------------------------------------
                                               (UNAUDITED)
                                               FOR THE SIX
                                              MONTHS ENDED         FOR THE SIX             FOR THE
                                                 SEPT. 30,        MONTHS ENDED          YEAR ENDED
                                                      1997      MARCH 31, 1997      SEPT. 30, 1996
--------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:
  Net investment income                      $  20,395,436     $    22,434,720     $    39,107,177
  Net realized gain (loss) on sale of
    investments                                     67,464              17,548                   0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 20,462,900          22,452,268          39,107,177

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (20,395,436)        (22,434,720)        (39,107,177)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                    611,116,184         723,588,657       1,743,840,124
  Reinvestment of dividends                             22                  41              21,187
  Cost of shares redeemed                     (707,640,082)     (1,060,369,845)       (886,957,978)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                   (96,523,876)       (336,781,147)        856,903,333
INCREASE (DECREASE) IN NET ASSETS              (96,456,412)       (336,763,599)        856,903,333

NET ASSETS:
  Beginning net assets                         807,003,224       1,143,766,823         286,863,490
  ENDING NET ASSETS                          $ 710,546,812     $   807,003,224     $ 1,143,766,823

SHARES ISSUED AND REDEEMED:
  Shares sold                                  611,116,184         723,588,657       1,743,840,124
  Shares issued in reinvestment of
    dividends                                           22                  41              21,187
  Shares redeemed                             (707,640,082)     (1,060,369,845)       (886,957,978)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING                                    (96,523,876)       (336,781,147)        856,903,333
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
18

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                  CALIFORNIA
                                   TAX-FREE          MONEY
                                      MONEY         MARKET
                                     MARKET      TRUST (1)
                                  TRUST (2)      ---------
                                  ---------      (UNAUDITED)
                                  (UNAUDITED)          SIX
                                     PERIOD         MONTHS
                                      ENDED          ENDED
                                  SEPT. 30,      SEPT. 30,
                                       1997           1997
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $1.00          $1.00
                                  ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.01           0.03
  Net realized and unrealized
    gain (loss) on investments         0.00           0.00
                                  ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS       0.01           0.03
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                            (0.01)         (0.03)
  Distributions from net
    realized gain                      0.00           0.00
                                  ---------      ---------
TOTAL FROM DISTRIBUTIONS              (0.01)         (0.03)
                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD        $1.00          $1.00
                                  ---------      ---------
                                  ---------      ---------
TOTAL RETURN (NOT ANNUALIZED)         1.10%          2.76%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                         $484,932       $710,547
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average
    net assets                        0.20%          0.20%
  Ratio of net investment income
    to average net assets             3.29%          5.41%
----------------------------------------------------------
  Ratio of expenses to average
    net assets prior to waived
    fees and reimbursed expenses      0.89%          0.61%
  Ratio of net investment income
    to average net assets prior
    to waived fees and
    reimbursed expenses               2.60%          5.00%
----------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
20

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      MONEY MARKET TRUST (1) (CONT.)
                              ----------------------------------------------------------------------
                                                            FOUR
                              SIX MONTHS                  MONTHS
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,     MAY 31,     MAY 31,     MAY 31,
                                1997 (3)        1996    1995 (4)        1995        1994        1993
----------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING
    OF PERIOD                      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
  INCOME FROM INVESTMENT
    OPERATIONS:
    Net investment income           0.03        0.05        0.02        0.05        0.03        0.03
    Net realized and
      unrealized gain (loss)
      on investments                0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.05        0.02        0.05        0.03        0.03
  LESS DISTRIBUTIONS:
    Dividends from net
      investment income            (0.03)      (0.05)      (0.02)      (0.05)      (0.03)      (0.03)
    Distributions from net
      realized gain                 0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.05)      (0.02)      (0.05)      (0.03)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------
  NET ASSET VALUE, END OF
    PERIOD                         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
  TOTAL RETURN (NOT
    ANNUALIZED)                    2.66%       5.43%     5.70%**       5.05%       3.21%       2.94%
  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000s)             $807,003  $1,143,767    $286,863    $290,483    $300,894     $74,375
  RATIOS TO AVERAGE NET
    ASSETS (ANNUALIZED):
    Ratio of expenses to
      average net assets           0.20%       0.18%       0.19%       0.17%       0.18%       0.46%
    Ratio of net investment
      income to average net
      assets                       5.28%       5.33%       5.70%       5.06%       3.21%       2.94%
----------------------------------------------------------------------------------------------------
    Ratio of expenses to
      average net assets
      prior to waived fees
      and reimbursed
      expenses                     0.61%       0.55%       1.11%       1.07%       1.02%       1.08%
    Ratio of net investment
      income to average net
      assets prior to waived
      fees and reimbursed
      expenses                     4.87%       4.96%       4.78%       4.16%       2.37%       2.32%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the Money Market Trust, a diversified series of the Company, and the California Tax-Free Money Market Trust, a non-diversified series of the Company (the "Funds").

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Trust was established to acquire all of the assets and assume all of the liabilities of the Pacifica Money Market Trust, formerly the Prime Money Market Fund of Westcore Trust, (the "Predecessor Fund"). This acquisition was accomplished in a tax-free exchange for shares of the Stagecoach Money Market Trust. All performance and financial data for the Money Market Trust for periods prior to September 6, 1996 refers to the Predecessor Fund.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves

---------------------
22

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

RESTRICTED SECURITIES

The Funds may invest in restricted securities, including securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") and commercial paper that is sold under Section 4(2) of the 1933 Act. The Funds generally bear the cost, if any, associated with the disposition of restricted securities. At September 30, 1997 the Money Market Trust held restricted securities that were deemed liquid and valued by the investment adviser in accordance with procedures approved by the Company's Board of
Directors:

                                  MONEY MARKET
                                         TRUST
----------------------------------------------
Aggregate Cost                   $ 129,862,669
Aggregate Fair Value             $ 129,862,669
Percentage of Net Assets                18.28%

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds. Certain of these expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of the California Tax-Free Money Market Trust and 0.25% of the average daily net assets of the Money Market Trust.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first

---------------------
24

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
$50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Funds.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.20% of the average daily net assets of the Funds.

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the periods ended September 30, 1997 were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Money Market Trust to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.20% of the Money Market Trust's average daily net assets, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As September 30, 1997, Stephens owned 10 shares of the California Tax-Free Money Market Trust and 26 shares of the Money Market Trust.

3. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1997, each Fund was authorized to issue 5 billion shares of $0.001 par value capital stock. Capital share transactions for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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26

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                                                           ---------------------

Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC MMT AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds